Schedule of Fair Value of Assets Acquired (Details) - USD ($)	Oct. 12, 2023	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 1,167,805	$ 1,167,805
Sigma Additive Solutions Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 417,121
Accounts Receivable, net	4,900
Inventory	257,873
Prepaid expenses and other current assets	50,802
Property and equipment	52,357
Intangible assets	1,277,919
Accounts payable	(837,450)
Accrued expenses	(61,001)
Deferred revenue	(14,218)
Total identifiable net assets acquired	1,148,303
Goodwill	1,220,115
Total Fair Value of Net Assets Acquired	2,368,418
Business Combination, Consideration Transferred	$ 2,368,418